Description of Business and Summary of Significant Accounting Policies - Additional information (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 15, 2022 USD ($)	Apr. 05, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) customer	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($)
Concentration Risk [Line Items]
Effective tax rate			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Number of Customers | customer					3		3
Total Revenue			$ 708,288	$ 719,409	$ 3,529,333	$ 1,251,692	$ 3,677,896	$ 2,648,322
Cash and Cash Equivalents			2,827,563	1,226,194	2,827,563	1,226,194	3,475,695	1,469,952	$ 331,761
Marketing and Advertising Expense			65,000	$ 36,000	124,000	60,000	135,000	70,000
Impairment loss on goodwill					0	$ 0
Impairment loss on digital assets					24,000
Accounts Receivable Net, Current
Concentration Risk [Line Items]
Unbilled receivables			$ 367,000		$ 367,000		$ 109,000	$ 0
Immigration and Customs Enforcement
Concentration Risk [Line Items]
increased contract award value		$ 7,176,364
contract award value		$ 3,920,764
Other Entity
Concentration Risk [Line Items]
contract award value	$ 1,000,000
Revenue from contract with customer | Customer concentration | Customer two
Concentration Risk [Line Items]
Concentration risk (as a percent)								37.00%
Revenue from contract with customer | Customer concentration | Customer three
Concentration Risk [Line Items]
Concentration risk (as a percent)				98.00%		97.00%	9.00%
Revenue from contract with customer | Customer concentration | Customer four
Concentration Risk [Line Items]
Concentration risk (as a percent)			94.00%		98.00%
Revenue from contract with customer | Customer concentration | Various other customers
Concentration Risk [Line Items]
Concentration risk (as a percent)			6.00%	2.00%	2.00%	3.00%
Accounts Receivable [Member] | Customer concentration | Customer one
Concentration Risk [Line Items]
Number of Customers | customer							1	1
Concentration risk (as a percent)							51.00%	95.00%
Accounts Receivable [Member] | Customer concentration | Customer two
Concentration Risk [Line Items]
Number of Customers | customer							2
Concentration risk (as a percent)							41.00%	63.00%
Accounts Receivable [Member] | Customer concentration | Customer three
Concentration Risk [Line Items]
Concentration risk (as a percent)					96.00%		92.00%